Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 60.6%

Communication Services - 8.8%
Diversified Telecommunication Services - 0.1%
Radius Global Infrastructure, Inc. - Class A*	22,236	$340,878
Verizon Communications, Inc.	5,748	320,623
		661,501
Entertainment - 2.7%
Activision Blizzard, Inc.	37,598	3,143,945
Electronic Arts, Inc.	25,970	3,738,641
Sea Ltd. - ADR (Taiwan)*	32,666	9,021,043
Ubisoft Entertainment S.A. - ADR
(France)*	262,051	3,322,807
Ubisoft Entertainment S.A. (France)*	4,233	268,346
		19,494,782
Interactive Media & Services - 5.0%
Alphabet, Inc. - Class A*	6,171	16,627,944
Auto Trader Group plc (United
Kingdom)*2	34,640	313,844
Facebook, Inc. - Class A*	43,666	15,558,196
Tencent Holdings Ltd. - Class H (China)	63,745	3,844,343
		36,344,327
Media - 1.0%
Charter Communications, Inc. - Class A*	8,347	6,210,586
Comcast Corp. - Class A	6,398	376,394
Omnicom Group, Inc.	739	53,814
Quebecor, Inc. - Class B (Canada)	16,255	425,267
S4 Capital plc (United Kingdom)*	52,546	506,890
		7,572,951
Total Communication Services		64,073,561
Consumer Discretionary - 6.5%
Distributors - 0.0%##
Genuine Parts Co.	504	63,968
Hotels, Restaurants & Leisure - 1.7%
Accor S.A. (France)*	7,050	249,500
Expedia Group, Inc.*	51,372	8,264,214
Hilton Worldwide Holdings, Inc.*	1,681	220,967
Hyatt Hotels Corp. - Class A*	44,758	3,574,821
Restaurant Brands International, Inc.
(Canada)	4,829	329,290
		12,638,792
Household Durables - 1.1%
Garmin Ltd.	560	88,032
Nikon Corp(Japan)	304,700	2,836,562
Sony Group Corp. - ADR (Japan)	37,115	3,871,095
Sony Group Corp. (Japan)	9,000	940,198
Whirlpool Corp.	221	48,960
		7,784,847

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc.*	5,551	$18,471,452
Multiline Retail - 1.0%
Dollar General Corp.	17,974	4,181,472
Dollar Tree, Inc.*	30,975	3,090,995
		7,272,467
Specialty Retail - 0.1%
Best Buy Co., Inc.	787	88,420
The Home Depot, Inc.	1,356	445,026
Williams-Sonoma, Inc.	272	41,262
		574,708
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG (Germany)	780	283,104
lululemon athletica, Inc.*	797	318,935
		602,039
Total Consumer Discretionary		47,408,273
Consumer Staples - 6.5%
Beverages - 2.0%
Anheuser-Busch InBev S.A./N.V.
(Belgium)	4,369	275,737
The Coca-Cola Co.	108,301	6,176,406
Diageo plc (United Kingdom)	74,884	3,713,218
Heineken N.V. - ADR (Netherlands)	70,815	4,118,601
Heineken N.V. (Netherlands)	3,633	423,069
		14,707,031
Food & Staples Retailing - 0.7%
The Kroger Co.	2,279	92,755
Wal-Mart de Mexico S.A.B. de C.V. -
ADR (Mexico)	116,855	3,837,518
Wal-Mart de Mexico S.A.B. de C.V.
(Mexico)	102,550	337,845
Walmart, Inc.	3,065	436,916
		4,705,034
Food Products - 2.2%
Archer-Daniels-Midland Co.	1,544	92,208
Bunge Ltd.	540	41,920
Campbell Soup Co.	1,066	46,605
Conagra Brands, Inc.	1,644	55,058
Danone S.A. (France)	9,053	665,880
General Mills, Inc.	1,610	94,765
The Hershey Co.	571	102,140
The J.M. Smucker Co.	404	52,968
Kerry Group plc - Class A (Ireland)	2,139	317,174
The Kraft Heinz Co.	2,914	112,102
Mondelez International, Inc. - Class A	122,373	7,741,316
Nestle S.A. (Switzerland)	51,941	6,577,272
Tyson Foods, Inc. - Class A	1,072	76,605
		15,976,013

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Household Products - 0.1%
The Clorox Co.	376	$68,015
Colgate-Palmolive Co.	1,841	146,359
Kimberly-Clark Corp.	813	110,340
Kimberly-Clark de Mexico S.A.B. de C.V.
- Class A (Mexico)	171,600	278,267
The Procter & Gamble Co.	3,074	437,215
		1,040,196
Personal Products - 1.5%
Beiersdorf AG (Germany)	3,685	437,681
Unilever plc - ADR (United Kingdom)	181,061	10,416,440
		10,854,121
Total Consumer Staples		47,282,395
Energy - 3.7%
Energy Equipment & Services - 0.0%##
Schlumberger N.V..	9,304	268,234
Oil, Gas & Consumable Fuels - 3.7%
BP plc - ADR (United Kingdom)	64,843	1,567,904
Cameco Corp. (Canada)	267,489	4,761,304
ConocoPhillips	61,613	3,454,025
EOG Resources, Inc.	49,937	3,638,410
EQT Corp.*	191,456	3,520,876
Exxon Mobil Corp.	48,118	2,770,153
Jonah Energy Parent LLC*3	6,986	104,790
Pioneer Natural Resources Co.	23,243	3,378,835
Royal Dutch Shell plc - Class B - ADR
(Netherlands)	28,542	1,128,836
TotalEnergies SE - ADR (France)	38,380	1,674,519
Tourmaline Oil Corp. (Canada)	18,092	493,919
		26,493,571
Total Energy		26,761,805
Financials - 4.2%
Banks - 0.3%
The Bank of N.T. Butterfield & Son Ltd.
(Bermuda)	8,583	284,441
Citigroup, Inc.	3,368	227,744
Comerica, Inc.	531	36,459
Fifth Third Bancorp	2,065	74,939
FinecoBank Banca Fineco S.p.A. (Italy)*	52,076	932,495
Huntington Bancshares, Inc.	3,484	49,055
JPMorgan Chase & Co.	2,735	415,118
Regions Financial Corp.	3,049	58,693
U.S. Bancorp	3,011	167,231
		2,246,175
Capital Markets - 2.6%
Avanza Bank Holding AB (Sweden)	5,596	181,248
Deutsche Boerse AG (Germany)	4,390	732,533
Intercontinental Exchange, Inc.	67,052	8,034,841

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
Intermediate Capital Group plc (United
Kingdom)	14,713	$443,384
Moody's Corp.	19,057	7,165,432
S&P Global, Inc.	6,428	2,755,812
		19,313,250
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc. - Class B*	12,206	3,396,808
Insurance - 0.8%
Admiral Group plc (United Kingdom)	21,815	1,030,508
The Allstate Corp.	818	106,381
Chubb Ltd.	957	161,484
Cincinnati Financial Corp.	554	65,306
Everest Re Group Ltd.	163	41,211
Fidelity National Financial, Inc.	1,113	49,651
The Hartford Financial Services Group, Inc.	1,068	67,946
The Travelers Companies, Inc.	664	98,883
W. R. Berkley Corp.	55,705	4,075,935
		5,697,305
Total Financials		30,653,538
Health Care - 9.0%
Biotechnology - 2.9%
BioMarin Pharmaceutical, Inc.*	79,532	6,102,490
Gilead Sciences, Inc.	2,558	174,686
Seagen, Inc.*	43,324	6,645,469
Vertex Pharmaceuticals, Inc.*	40,219	8,107,346
		21,029,991
Health Care Equipment & Supplies - 2.5%
Alcon, Inc. (Switzerland)	107,082	7,795,570
Getinge AB - Class B (Sweden)	15,239	662,242
IDEXX Laboratories, Inc.*	6,455	4,379,911
Medtronic plc	34,357	4,511,418
Shandong Weigao Group Medical
Polymer Co. Ltd. - Class H (China)	280,000	502,381
		17,851,522
Health Care Providers & Services - 0.0%##
Quest Diagnostics, Inc.	454	64,377
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	7,140	3,855,671
Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co.	3,768	255,734
Dechra Pharmaceuticals plc (United
Kingdom)	5,819	401,994
Johnson & Johnson	66,308	11,418,238
Merck & Co., Inc.	3,826	294,105
Novartis AG - ADR (Switzerland)	82,409	7,613,767
Organon & Co.*	382	11,082

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Perrigo Co. plc	9,105	$437,313
Zoetis, Inc.	10,135	2,054,364
		22,486,597
Total Health Care		65,288,158
Industrials - 3.7%
Aerospace & Defense - 0.1%
Airbus SE (France)*	1,907	261,581
General Dynamics Corp.	668	130,948
L3Harris Technologies, Inc.	511	115,864
Lockheed Martin Corp.	522	194,012
Northrop Grumman Corp.	379	137,584
		839,989
Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	499	44,496
Airlines - 0.6%
Controladora Vuela Cia de Aviacion
S.A.B. de C.V. - ADR (Mexico)*	23,254	513,448
Ryanair Holdings plc - ADR (Ireland)*	34,953	3,811,275
		4,324,723
Building Products - 0.1%
A. O. Smith Corp.	633	44,519
Assa Abloy AB - Class B (Sweden)	7,308	234,414
Johnson Controls International plc	2,113	150,910
		429,843
Commercial Services & Supplies - 0.7%
Copart, Inc.*	30,750	4,520,250
Republic Services, Inc.	874	103,447
Waste Management, Inc.	977	144,850
		4,768,547
Electrical Equipment - 0.0%##
Eaton Corp. plc	955	150,938
Emerson Electric Co.	1,477	149,015
Hubbell, Inc.	216	43,299
		343,252
Industrial Conglomerates - 0.1%
3M Co.	1,062	210,212
Honeywell International, Inc.	1,146	267,924
		478,136
Machinery - 0.1%
Caterpillar, Inc.	1,000	206,750
Cummins, Inc.	413	95,857
Illinois Tool Works, Inc.	682	154,589
Snap-on, Inc.	201	43,814
		501,010
Professional Services - 0.5%
Booz Allen Hamilton Holding Corp.	531	45,565

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Professional Services (continued)
Insperity, Inc.	39,479	$3,910,395
		3,955,960
Road & Rail - 1.4%
Canadian National Railway Co. (Canada)	55,003	5,974,976
Norfolk Southern Corp.	14,520	3,743,691
Union Pacific Corp.	1,117	244,355
		9,963,022
Trading Companies & Distributors - 0.0%##
Brenntag SE (Germany)	3,093	308,927
W. W. Grainger, Inc.	163	72,467
		381,394
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte
S.A.B. de C.V. (Mexico)*	24,300	148,049
Grupo Aeroportuario del Pacifico S.A.B.
de C.V. - ADR (Mexico)	1,640	188,124
Grupo Aeroportuario del Sureste S.A.B.
de C.V. - ADR (Mexico)*	1,152	208,766
		544,939
Total Industrials		26,575,311
Information Technology - 8.9%
Communications Equipment - 0.1%
Cisco Systems, Inc.	6,166	341,411
Motorola Solutions, Inc.	456	102,108
		443,519
Electronic Equipment, Instruments & Components- 0.1%
Keyence Corp. (Japan)	600	334,202
Softwareone Holding AG (Germany)	18,576	476,764
		810,966
IT Services - 4.6%
Adyen N.V. (Netherlands)*2	144	390,248
Automatic Data Processing, Inc.	871	182,588
Broadridge Financial Solutions, Inc.	388	67,314
International Business Machines Corp.	1,598	225,254
Keywords Studios plc (Ireland)*	4,783	194,930
Mastercard, Inc. - Class A	30,917	11,932,107
PayPal Holdings, Inc.*	27,980	7,709,329
StoneCo Ltd. - Class A (Brazil)*	6,896	405,761
Switch, Inc. - Class A	28,241	583,459
TravelSky Technology Ltd. - Class H
(China)	198,000	336,358
Visa, Inc. - Class A	46,733	11,514,544
		33,541,892
Semiconductors & Semiconductor Equipment - 0.8%
Analog Devices, Inc.	828	138,624
Intel Corp.	5,577	299,597

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	23,600	$4,601,764
QUALCOMM, Inc.	1,839	275,482
Taiwan Semiconductor Manufacturing
Co. Ltd. - ADR (Taiwan)	2,249	262,323
		5,577,790
Software - 3.3%
Fair Isaac Corp.*	8,621	4,516,628
Microsoft Corp.	42,564	12,126,909
Oracle Corp.	4,306	375,225
salesforce.com, Inc.*	15,273	3,694,997
ServiceNow, Inc.*	6,050	3,556,734
		24,270,493
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	770	61,284
Total Information Technology		64,705,944
Materials - 4.1%
Chemicals - 1.6%
Air Liquide S.A. - ADR (France)	157,197	5,467,312
Air Liquide S.A. (France)	4,218	733,547
Akzo Nobel N.V. (Netherlands)	2,005	247,672
CF Industries Holdings, Inc.	865	40,871
Eastman Chemical Co.	475	53,542
FMC Corp.	44,857	4,797,456
International Flavors & Fragrances, Inc.	665	100,176
Linde plc (United Kingdom)	862	264,970
RPM International, Inc.	493	42,689
		11,748,235
Containers & Packaging - 1.1%
Graphic Packaging Holding Co.	409,656	7,853,105
Packaging Corp. of America	354	50,091
		7,903,196
Metals & Mining - 1.4%
Agnico Eagle Mines Ltd. (Canada)	49,028	3,171,131
Barrick Gold Corp. (Canada)	146,690	3,193,441
Newmont Corp.	57,173	3,591,608
Nucor Corp.	993	103,292
Reliance Steel & Aluminum Co.	258	40,545
Steel Dynamics, Inc.	820	52,849
		10,152,866
Total Materials		29,804,297
Real Estate - 5.2%
Equity Real Estate Investment Trusts (REITS) - 5.2%
Agree Realty Corp.	3,415	256,637
American Campus Communities, Inc.	4,692	236,055
American Homes 4 Rent - Class A	14,766	620,172
American Tower Corp.	17,901	5,062,403

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Americold Realty Trust	7,159	$278,127
Apple Hospitality REIT, Inc.	13,901	207,820
AvalonBay Communities, Inc.	1,992	453,837
Brandywine Realty Trust	16,247	226,808
Camden Property Trust	2,336	348,975
CareTrust REIT, Inc.	8,079	194,866
Community Healthcare Trust, Inc.	6,821	339,890
Cousins Properties, Inc.	13,657	542,456
Digital Realty Trust, Inc.	3,783	583,187
Douglas Emmett, Inc.	5,937	198,296
Duke Realty Corp.	11,764	598,552
Equinix, Inc.	7,415	6,083,340
Equity LifeStyle Properties, Inc.	6,313	529,029
Essex Property Trust, Inc.	1,396	458,028
Extra Space Storage, Inc.	2,419	421,245
Flagship Communities REIT	12,180	215,099
Getty Realty Corp.	7,152	225,932
Healthcare Trust of America, Inc. - Class A	8,158	233,237
Healthpeak Properties, Inc.	8,785	324,782
Hibernia REIT plc (Ireland)	91,538	141,818
Innovative Industrial Properties, Inc.	895	192,416
Invitation Homes, Inc.	20,083	816,976
Kilroy Realty Corp.	4,619	319,958
Lamar Advertising Co. - Class A	1,406	149,880
Life Storage, Inc.	2,944	345,508
Mid-America Apartment Communities, Inc.	3,230	623,713
NexPoint Residential Trust, Inc.	2,583	152,251
Prologis, Inc.	15,115	1,935,325
Public Storage	2,711	847,133
Realty Income Corp.	1,829	128,560
Rexford Industrial Realty, Inc.	7,314	449,957
SBA Communications Corp.	30,793	10,500,105
Sun Communities, Inc.	4,183	820,328
Terreno Realty Corp.	4,252	290,667
UDR, Inc.	7,830	430,572
Ventas, Inc.	3,254	194,524
Welltower, Inc.	3,276	284,553
Total Real Estate		37,263,017
TOTAL COMMON STOCKS
(Identified Cost $335,943,237)		439,816,299

PREFERRED STOCKS - 0.1%
Information Technology - 0.0%##
Software - 0.0%##
Synchronoss Technologies, Inc.,
8.375%, 6/30/2026	5,780	145,020

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

PREFERRED STOCKS (continued)

Materials - 0.1%
Metals & Mining - 0.1%
Ramaco Resources, Inc., 9.00%,
7/30/2026	28,800	$742,464
TOTAL PREFERRED STOCKS
(Identified Cost $864,327)		887,484

CORPORATE BONDS - 10.0%

Non-Convertible Corporate Bonds- 10.0%
Communication Services - 1.3%
Diversified Telecommunication Services - 0.6%
AT&T, Inc., 4.25%, 3/1/2027	936,000	1,070,853
Lumen Technologies, Inc., 7.50%,
4/1/2024	130,000	146,213
Verizon Communications, Inc.,
4.272%, 1/15/2036	2,820,000	3,384,355
		4,601,421
Interactive Media & Services - 0.6%
Tencent Holdings Ltd. (China), 3.975%,
4/11/2029[2]	4,180,000	4,679,152
Media - 0.1%
Beasley Mezzanine Holdings LLC,
8.625%, 2/1/2026[2]	190,000	191,900
Sirius X.M. Radio, Inc., 4.00%,
7/15/2028[2]	145,000	149,531
		341,431
Total Communication Services		9,622,004

Consumer Discretionary - 0.7%
Auto Components - 0.0%##
The Goodyear Tire & Rubber Co.,
5.00%, 7/15/2029[2]	215,000	226,173
Automobiles - 0.0%##
Ford Motor Co., 9.00%, 4/22/2025	225,000	276,964
Hotels, Restaurants & Leisure - 0.2%
Expedia Group, Inc., 4.625%, 8/1/2027	1,170,000	1,334,694
Household Durables - 0.0%##
STL Holding Co. LLC, 7.50%,
2/15/2026[2]	260,000	273,650
Internet & Direct Marketing Retail - 0.4%
Alibaba Group Holding Ltd. (China),
4.00%, 12/6/2037	2,390,000	2,677,245
Specialty Retail - 0.1%
Bed Bath & Beyond, Inc., 4.915%,
8/1/2034	150,000	145,500

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Specialty Retail (continued)
Macy's Retail Holdings LLC, 4.50%,
12/15/2034	150,000	$138,750
		284,250
Total Consumer Discretionary		5,072,976

Energy - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Alliance Resource Operating Partners
LP - Alliance Resource Finance
Corp., 7.50%, 5/1/2025[2]	140,000	141,400
BP Capital Markets America, Inc.,
3.06%, 6/17/2041	3,280,000	3,377,732
Brooge Petroleum and Gas
Investment Co. FZE (United Arab
Emirates), 8.50%, 9/24/2025[2]	200,000	196,000
Energy Transfer LP, 6.50%, 2/1/2042	2,580,000	3,392,708
Energy Ventures Gom LLC - EnVen
Finance Corp., 11.75%, 4/15/2026[2]	100,000	104,000
Kinder Morgan Energy Partners LP,
6.95%, 1/15/2038	2,007,000	2,899,309
Moss Creek Resources Holdings, Inc.,
7.50%, 1/15/2026[2]	209,000	187,055
Navigator Holdings Ltd., 8.00%,
9/10/2025[2]	200,000	209,000
New Fortress Energy, Inc., 6.75%,
9/15/2025[2]	205,000	209,104
NGL Energy Partners LP - NGL
Energy Finance Corp., 7.50%,
11/1/2023	220,000	209,550
Oasis Midstream Partners LP - OMP
Finance Corp., 8.00%, 4/1/2029[2].	205,000	213,200
Penn Virginia Escrow LLC, 9.25%,
8/15/2026[2]	215,000	213,063
PetroTal Corp. (Peru), 12.00%,
2/16/2024[2]	170,000	175,100
Sabine Pass Liquefaction LLC,
5.875%, 6/30/2026	2,839,000	3,376,738
Talos Production, Inc., 12.00%,
1/15/2026	205,000	213,585
The Williams Companies, Inc., 2.60%,
3/15/2031	2,640,000	2,715,212
Total Energy		17,832,756
Financials - 1.7%
Banks - 1.1%
Bank of America Corp., 6.11%,
1/29/2037	1,530,000	2,126,459
Citigroup, Inc., 4.45%, 9/29/2027	1,960,000	2,260,430
JPMorgan Chase & Co., (U.S. Secured
Overnight Financing Rate + 2.515%),
2.956%, 5/13/2031[4]	2,551,000	2,711,619

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Lloyds Bank plc (United Kingdom) (3 mo. LIBOR US + 11.756%), 12.00%[2,4,5]	650,000	$693,062
		7,791,570
Capital Markets - 0.5%
Blackstone Secured Lending Fund, 2.75%, 9/16/2026	1,300,000	1,331,977
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance Corporation, 3.875%, 2/15/2026[2]	250,000	258,756
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.25%, 5/15/2027	200,000	210,250
Owl Rock Technology Finance Corp., 3.75%, 6/17/2026[2]	1,200,000	1,277,279
StoneX Group, Inc., 8.625%, 6/15/2025[2]	195,000	211,803
		3,290,065
Consumer Finance - 0.1%
Navient Corp.
6.75%, 6/25/2025	130,000	144,780
5.625%, 8/1/2033	150,000	145,687
PRA Group, Inc., 7.375%, 9/1/2025[2]	199,000	214,422
		504,889
Diversified Financial Services - 0.0%##
FS Energy & Power Fund, 7.50%, 8/15/2023[2]	184,000	190,847
Insurance - 0.0%##
Enact Holdings, Inc., 6.50%, 8/15/2025[2]	195,000	211,443
Mortgage Real Estate Investment Trusts (REITS) - 0.0%##
Arbor Realty Trust, Inc., 8.00%, 4/30/2023[2]	215,000	227,016
Thrifts & Mortgage Finance - 0.0%##
Radian Group, Inc., 4.875%, 3/15/2027	135,000	146,644
Total Financials		12,362,474
Health Care - 0.3%
Health Care Providers & Services - 0.3%
HCA, Inc., 4.125%, 6/15/2029	1,498,000	1,708,275
Pharmaceuticals - 0.0%##
Bausch Health Companies, Inc., 5.00%, 2/15/2029[2]	220,000	206,525
Total Health Care		1,914,800

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials - 2.5%
Airlines - 0.5%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	280,264	$312,519
Southwest Airlines Co., 5.25%, 5/4/2025	2,027,000	2,313,617
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	131,886	136,560
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 5/1/2028	671,840	667,193
		3,429,889
Commercial Services & Supplies - 0.1%
Airswift Global AS (United Kingdom) (3 mo. LIBOR US + 8.500%), 8.668%, 5/12/2025[2,6]	300,000	297,000
CPI CG, Inc., 8.625%, 3/15/2026[2]	200,000	213,038
Prime Security Services Borrower LLC - Prime Finance, Inc., 5.75%, 4/15/2026[2]	260,000	284,700
		794,738
Construction & Engineering - 0.1%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/2026[2]	200,000	209,000
Dycom Industries, Inc., 4.50%, 4/15/2029[2]	210,000	212,625
		421,625
Electrical Equipment - 0.0%##
EnerSys, 4.375%, 12/15/2027[2]	130,000	135,850
Industrial Conglomerates - 0.3%
General Electric Co., (3 mo. LIBOR US + 3.330%), 3.449%[4,5]	2,354,000	2,303,977
Machinery - 0.0%##
Titan International, Inc., 7.00%, 4/30/2028[2]	200,000	208,600
Marine - 0.1%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	350,000	359,333
Diana Shipping, Inc. (Greece), 8.375%, 6/22/2026[2]	200,000	205,800
		565,133
Road & Rail - 0.2%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[4]	1,140,000	1,293,900
Trading Companies & Distributors - 1.2%
Air Lease Corp., 3.625%, 4/1/2027	1,220,000	1,326,723
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,130,000	1,189,325

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
Avolon Holdings Funding Ltd. (Ireland), 2.75%, 2/21/2028[2]	5,990,000	$6,042,925
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/2027[2]	133,000	151,620
		8,710,593
Total Industrials		17,864,305
Materials - 0.4%
Chemicals - 0.0%##
Ashland LLC, 6.875%, 5/15/2043	25,000	32,000
Metals & Mining - 0.4%
Copper Mountain Mining Corp. (Canada), 8.00%, 4/9/2026[2]	300,000	312,000
IAMGOLD Corp. (Burkina Faso), 5.75%, 10/15/2028[2]	220,000	226,050
Infrabuild Australia Pty Ltd. (Australia), 12.00%, 10/1/2024[2]	214,000	227,910
Joseph T Ryerson & Son, Inc., 8.50%, 8/1/2028[2]	125,000	138,125
Newcastle Coal Infrastructure Group Pty Ltd. (Australia) , 4.40%, 9/29/2027[2]	1,260,000	1,321,791
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022[7,8]	653,000	65
Tacora Resources, Inc.(Canada), 8.25%, 5/15/2026[2]	275,000	288,063
		2,514,004
Paper & Forest Products - 0.0%##
Clearwater Paper Corp., 4.75%, 8/15/2028[2]	210,000	212,352
Total Materials		2,758,356
Real Estate - 0.7%
Equity Real Estate Investment Trusts (REITS) - 0.7%
American Tower Corp., 3.80%, 8/15/2029	2,656,000	2,988,433
Crown Castle International Corp., 3.10%, 11/15/2029	1,306,000	1,404,215
HAT Holdings I LLC - HAT Holdings II LLC, 3.375%, 6/15/2026[2]	210,000	212,810
IIP Operating Partnership LP, 5.50%, 5/25/2026[2]	280,000	292,695
		4,898,153
Real Estate Management & Development - 0.0%##
Forestar Group, Inc., 3.85%, 5/15/2026[2]	140,000	141,400

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate (continued)
Real Estate Management & Development (continued)
The Howard Hughes Corp., 4.125%, 2/1/2029[2]	215,000	$213,033
		354,433
Total Real Estate		5,252,586
Utilities - 0.0%##
Independent Power and Renewable Electricity Producers - 0.0%##
Vistra Operations Co. LLC, 4.375%, 5/1/2029[2]	215,000	220,375
TOTAL CORPORATE BONDS
(Identified Cost $69,517,396)		72,900,632

MUTUAL FUND - 1.0%
iShares Broad USD Investment Grade Corporate Bond ETF
(Identified Cost $7,576,356)	123,344	7,554,820

U.S. TREASURY SECURITIES - 15.6%

U.S. Treasury Bonds - 3.6%
U.S. Treasury Bond
3.875%, 8/15/2040	5,435,000	7,343,195
3.00%, 5/15/2047	15,495,000	19,056,429

Total U.S. Treasury Bonds
(Identified Cost $26,996,830)		26,399,624
U.S. Treasury Notes - 12.0%
U.S. Treasury Note
2.125%, 5/15/2025	13,735,000	14,564,465
1.625%, 5/15/2026	14,635,000	15,289,573
2.375%, 5/15/2027	38,835,000	42,246,715
2.875%, 5/15/2028	13,010,000	14,642,349

Total U.S. Treasury Notes
(Identified Cost $86,005,241)		86,743,102
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $113,002,071)		113,142,726

ASSET-BACKED SECURITIES - 5.3%

Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/2025[2]	1,200,000	1,207,797
KREF Ltd., Series 2021-FL2, Class A, (1 mo. LIBOR US + 1.070% ), 1.163%, 2/15/2039[2,6]	1,300,000	1,300,000
CF Hippolyta LLC
Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	880,133	899,694
Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	814,816	831,906

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

CLI Funding VIII LLC, Series 2021-1A, Class A, 1.64%, 2/18/2046[2]	1,869,168	$1,867,651
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	1,002,668	1,028,476
Credit Acceptance Auto Loan Trust
Series 2020-1A, Class A, 2.01%, 2/15/2029[2]	368,000	374,049
Series 2021-2A, Class A, 0.96%, 2/15/2030[2]	1,900,000	1,905,324
Invitation Homes Trust
Series 2017-SFR2, Class A, (1 mo. LIBOR US + 0.850%), 0.939%, 12/17/2036[2,6]	594,788	595,720
Series 2017-SFR2, Class B, (1 mo. LIBOR US + 1.150%), 1.239%, 12/17/2036[2,6]	492,917	493,533
Navient Private Education Refi Loan Trust, Series 2020-FA, Class A, 1.22%, 7/15/2069[2]	982,602	988,749
Navient Student Loan Trust, Series 2014-1, Class A3, (1 mo. LIBOR US + 0.510%), 0.599%, 6/25/2031[6]	275,672	274,327
Nelnet Student Loan Trust
Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 0.789%, 2/25/2045[2,6]	289,053	287,984
Series 2013-5A, Class A, (1 mo. LIBOR US + 0.630%), 0.719%, 1/25/2037[2,6]	289,259	290,156
Series 2015-2A, Class A2, (1 mo. LIBOR US + 0.600%), 0.689%, 9/25/2047[2,6]	2,514,760	2,521,067
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (Cayman Islands) (3 mo. LIBOR US + 0.960%), 1.086%, 4/16/2031[2,6]	2,000,000	2,002,084
Oxford Finance Funding LLC
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	462,610	477,041
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	1,323,000	1,361,412
Progress Residential Trust
Series 2019-SFR2, Class A, 3.147%, 5/17/2036[2]	1,234,037	1,253,331
Series 2019-SFR4, Class A, 2.687%, 10/17/2036[2]	1,200,000	1,233,589
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[2]	1,790,640	1,807,233
SMB Private Education Loan Trust
Series 2019-B, Class A2A, 2.84%, 6/15/2037[2]	2,101,270	2,199,485
Series 2020-A, Class A2A, 2.23%, 9/15/2037[2]	419,000	432,812
Series 2020-B, Class A1A, 1.29%, 7/15/2053[2]	1,454,540	1,466,520

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

SoFi Consumer Loan Program Trust
Series 2019-2, Class A, 3.01%, 4/25/2028[2]	46,031	$46,120
Series 2019-3, Class A, 2.90%, 5/25/2028[2]	134,227	134,629
SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 2.84%, 1/25/2041[2]	144,780	148,276
SoFi Professional Loan Program Trust
Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	835,166	857,644
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[2]	1,150,000	1,190,330
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/2046[2]	1,500,000	1,518,074
Towd Point Mortgage Trust
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,9]	542,700	551,166
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,9]	618,178	627,425
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 1.092%, 10/25/2048[2,6]	686,695	691,517
Tricon American Homes, Series 2020-SFR1, Class A, 1.499%, 7/17/2038[2]	2,144,056	2,159,569
Tricon American Homes Trust, Series 2017-SFR2, Class A, 2.928%, 1/17/2036[2]	1,238,449	1,267,966
Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.86%, 3/20/2046[2]	1,797,583	1,800,824
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $37,654,561)		38,093,480

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.2%

Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/1/2051[2,9]	996,865	1,022,460
BWAY Mortgage Trust, Series 2015-1740, Class A, 2.917%, 1/10/2035[2]	2,411,000	2,475,368
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,9]	129,320	131,235
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,9]	240,526	243,307
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,9]	163,933	166,393
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,9]	99,616	101,735
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	117,385	120,333
Fannie Mae-Aces, Series 2017-M15, Class A1, 2.959%, 9/25/2027[9]	1,451,608	1,554,277

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	1,571,000	$1,656,973
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K016, Class X1 (IO), 1.497%, 10/25/2021[9]	1,519,700	64
Series K017, Class X1 (IO), 1.283%, 12/25/2021[9]	11,032,208	504
Series K021, Class X1 (IO), 1.376%, 6/25/2022[9]	9,873,001	63,550
Series K030, Class X1 (IO), 0.152%, 4/25/2023[9]	39,830,737	91,256
Series K032, Class X1 (IO), 0.084%, 5/25/2023[9]	26,095,160	48,406
Freddie Mac REMICS, Series 4791, Class BA, 4.00%, 3/15/2044	20,086	20,080
FREMF Mortgage Trust
Series 2013-K28, Class X2A (IO), 0.10%, 6/25/2046[2]	72,173,595	75,941
Series 2014-K41, Class B, 3.833%, 11/25/2047[2,9]	1,731,000	1,884,194
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056.	1,303,102	1,353,137
GS Mortgage Securities Corp. Trust, Series 2019-70P, Class A, (1 mo. LIBOR US + 1.000%), 1.093%, 10/15/2036[2,6]	1,589,000	1,588,980
GS Mortgage-Backed Securities Trust, Series 2021-PJ6, Class A8, 2.466%, 11/1/2051[2,9]	1,131,224	1,162,200
JP Morgan Mortgage Trust
Series 2013-1, Class 1A2, 3.00%, 3/25/2043[2,9]	122,432	124,131
Series 2013-2, Class A2, 3.50%, 5/25/2043[2,9]	108,128	109,789
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,9]	341,827	349,423
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,9]	187,813	191,035
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,9]	283,946	302,964
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,9]	393,980	418,083
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,9]	447,627	475,880
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,9]	403,947	411,448
Provident Funding Mortgage Trust, Series 2021-2, Class A2A, 2.00%, 4/1/2051[2,9]	1,374,978	1,396,676
Sequoia Mortgage Trust Series 2013-2, Class A, 1.874%, 2/25/2043[9]	185,327	186,553

	SHARES/
	PRINCIPAL
	AMOUNT[1]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust (continued)
Series 2013-6, Class A2, 3.00%, 5/25/2043[9]		794,287	$803,242
Series 2013-7, Class A2, 3.00%, 6/25/2043[9]		155,694	157,533
Series 2013-8, Class A1, 3.00%, 6/25/2043[9]		187,523	189,768
Series 2020-1, Class A4, 3.50%, 2/25/2050[2,9]		56,658	56,809
Starwood Retail Property Trust, Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 1.563%, 11/15/2027[2,6]		1,278,105	843,549
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,9]		228,064	229,632
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A, (1 mo. LIBOR US + 1.050%), 1.143%, 12/15/2033[2,6]		1,496,000	1,496,004
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class A, (1 mo. LIBOR US + 1.150%), 1.243%, 2/15/2040[2,6]		1,818,044	1,827,128
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,9]		84,063	85,273
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $23,475,259)			23,415,313

FOREIGN GOVERNMENT BONDS - 0.2%

Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	358,000	292,924
Mexican Government Bond
(Mexico), 6.50%, 6/9/2022	MXN	5,057,000	256,159
(Mexico), 7.75%, 5/29/2031	MXN	972,000	51,801
Mexico Government International Bond (Mexico) , 4.125%, 1/21/2026		200,000	225,248
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024		440,000	458,968
TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $1,393,858)			1,285,100

MUNICIPAL BONDS - 0.7%

Clark County, Public Impt., Series A, G.O. Bond, 1.51%, 11/1/2028		2,340,000	2,358,673
Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038		1,795,000	1,889,866
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Revenue Bond, 1.58%, 5/1/2024		635,000	652,831

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

MUNICIPAL BONDS (continued)

South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028.	230,000	$241,017
TOTAL MUNICIPAL BONDS
(Identified Cost $5,084,513)		5,142,387

U.S. GOVERNMENT AGENCIES - 3.0%

Mortgage-Backed Securities - 3.0%
Fannie Mae
Pool #995233, UMBS, 5.50%, 10/1/2021	0	0
Pool #888017, UMBS, 6.00%, 11/1/2021	46	46
Pool #995329, UMBS, 5.50%, 12/1/2021	261	262
Pool #888136, UMBS, 6.00%, 12/1/2021	210	210
Pool #888810, UMBS, 5.50%, 11/1/2022	247	249
Pool #990895, UMBS, 5.50%, 10/1/2023	5,023	5,188
Pool #AD0462, UMBS, 5.50%, 10/1/2024	4,045	4,221
Pool #MA3463, UMBS, 4.00%, 9/1/2033	434,421	461,481
Pool #MA1834, UMBS, 4.50%, 2/1/2034	426,771	466,899
Pool #MA1903, UMBS, 4.50%, 5/1/2034	264,421	289,289
Pool #909786, UMBS, 5.50%, 3/1/2037	52,531	61,102
Pool #889576, UMBS, 6.00%, 4/1/2038	159,641	189,367
Pool #889579, UMBS, 6.00%, 5/1/2038	133,890	158,957
Pool #MA3412, UMBS, 3.50%, 7/1/2038	502,081	534,578
Pool #995196, UMBS, 6.00%, 7/1/2038	7,910	9,398
Pool #AD0207, UMBS, 6.00%, 10/1/2038	425,296	505,352
Pool #AD0220, UMBS, 6.00%, 10/1/2038	13,341	15,852
Pool #AD0307, UMBS, 5.50%, 1/1/2039	265,710	309,629
Pool #MA0258, UMBS, 4.50%, 12/1/2039	279,397	310,882
Pool #AL1595, UMBS, 6.00%, 1/1/2040	163,464	193,579
Pool #AL0152, UMBS, 6.00%, 6/1/2040	323,647	382,784
Pool #MA4203, UMBS, 2.50%, 12/1/2040	3,125,750	3,263,834
Pool #AL0241, UMBS, 4.00%, 4/1/2041	424,531	465,310

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AI5172, UMBS, 4.00%, 8/1/2041	330,768	$364,761
Pool #AL1410, UMBS, 4.50%, 12/1/2041	544,475	605,637
Pool #AL7729, UMBS, 4.00%, 6/1/2043	289,724	315,700
Pool #AX5234, UMBS, 4.50%, 11/1/2044	298,601	328,229
Pool #AS4103, UMBS, 4.50%, 12/1/2044	418,829	461,916
Pool #AZ9215, UMBS, 4.00%, 10/1/2045	278,274	301,656
Pool #BC6764, UMBS, 3.50%, 4/1/2046	210,462	225,754
Pool #BD6997, UMBS, 4.00%, 10/1/2046	335,419	363,460
Pool #BE7845, UMBS, 4.50%, 2/1/2047	135,666	147,488
Pool #AL8674, 5.646%, 1/1/2049	1,080,169	1,229,156
Freddie Mac
Pool #G12610, 6.00%, 3/1/2022	809	814
Pool #G12655, 6.00%, 5/1/2022	727	731
Pool #G12988, 6.00%, 1/1/2023	1,392	1,419
Pool #G13078, 6.00%, 3/1/2023	1,957	1,994
Pool #G13331, 5.50%, 10/1/2023	1,301	1,336
Pool #C91762, 4.50%, 5/1/2034	290,790	317,439
Pool #C91771, 4.50%, 6/1/2034	268,936	294,326
Pool #C91780, 4.50%, 7/1/2034	388,843	425,541
Pool #G03926, 6.00%, 2/1/2038	63,924	75,926
Pool #G04731, 5.50%, 4/1/2038	104,326	121,576
Pool #G08273, 5.50%, 6/1/2038	126,947	148,000
Pool #G04601, 5.50%, 7/1/2038	433,160	504,631
Pool #G04587, 5.50%, 8/1/2038	366,188	426,517
Pool #G05906, 6.00%, 4/1/2040	76,257	90,452
Pool #RB5108, UMBS, 2.00%, 4/1/2041	3,920,536	4,039,669
Pool #G60183, 4.00%, 12/1/2044	256,693	279,036
Pool #Q33778, 4.00%, 6/1/2045	449,690	495,197
Pool #SD8107, UMBS, 2.50%, 11/1/2050	2,774,933	2,891,179

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $21,494,609)		22,088,009

Investment Portfolio - July 31, 2021

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

SHORT-TERM INVESTMENT - 0.6%

Dreyfus Government Cash Management, Institutional Shares, 0.03%[10]
(Identified Cost $4,135,385)	4,135,385	$4,135,385

TOTAL INVESTMENTS - 100.3%
(Identified Cost $620,141,572)		728,461,635
LIABILITIES, LESS OTHER ASSETS - (0.3%)		(2,482,931)
NET ASSETS - 100%		$725,978,704

ADR - American Depositary Receipt

CAD - Canadian Dollar

ETF - Exchange-Traded Fund

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO - Interest only

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $81,278,942, which represented 11.2% of the Series’ Net Assets.

3Security has been valued using significant unobservable inputs.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2021.

5Security is perpetual in nature and has no stated maturity date.

6Floating rate security. Rate shown is the rate in effect as of July 31, 2021.

7Issuer filed for bankruptcy and/or is in default of interest payments.

8Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The security was acquired on October 10, 2017 and on dates between May 8, 2020 and September 18, 2020 at an aggregate cost of $118,233. The value of the security at July 31, 2021 was $65, or less than 0.1% of the Series’ Net Assets.

9Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2021.

10Rate shown is the current yield as of July 31, 2021.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is

Investment Portfolio - July 31, 2021

(unaudited)

significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$64,073,561	$59,140,138	$4,933,423	$—
Consumer Discretionary	47,408,273	43,098,909	4,309,364	—
Consumer Staples	47,282,395	34,872,364	12,410,031	—
Energy	26,761,805	26,657,015	—	104,790
Financials	30,653,538	27,333,370	3,320,168	—
Health Care	65,288,158	63,721,541	1,566,617	—
Industrials	26,575,311	25,770,389	804,922	—
Information Technology	64,705,944	62,973,442	1,732,502	—
Materials	29,804,297	28,823,078	981,219	—
Real Estate	37,263,017	37,121,199	141,818	—
Preferred securities:
Information Technology	145,020	145,020	—	—
Materials	742,464	742,464	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	135,230,735	—	135,230,735	—
States and political subdivisions (municipals)	5,142,387	—	5,142,387	—
Corporate debt:
Communication Services	9,622,004	—	9,622,004	—
Consumer Discretionary	5,072,976	—	5,072,976	—
Energy	17,832,756	—	17,832,756	—
Financials	12,362,474	—	12,362,474	—
Health Care	1,914,800	—	1,914,800	—
Industrials	17,864,305	—	17,864,305	—
Materials	2,758,356	—	2,758,356	—
Real Estate	5,252,586	—	5,252,586	—
Utilities	220,375	—	220,375	—
Asset-backed securities	38,093,480	—	38,093,480	—
Commercial mortgage-backed securities	23,415,313	—	23,415,313	—
Foreign government bonds	1,285,100	—	1,285,100	—
Mutual fund	7,554,820	7,554,820	—	—
Short-Term Investment	4,135,385	4,135,385	—	—
Total assets	$728,461,635	$422,089,134	$306,267,711	$104,790

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2020.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.